Business Segments (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) segment
Business Segment Information
Number of business segments | segment	5
Number of business segments involved in a product line reporting change | segment	2
Industrial
Business Segment Information
Increase (decrease) in net sales due to product reporting changes	$ (33)
Increase (decrease) in operating income due to product reporting changes	(7)
Electronics and Energy
Business Segment Information
Increase (decrease) in net sales due to product reporting changes	33
Increase (decrease) in operating income due to product reporting changes	$ 7